Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Millions			6 Months Ended			12 Months Ended
	Jan. 01, 2019		Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 8,134	[1]	$ 8,361	$ 8,134	[1]	$ 8,134	[1]	$ 7,687
Changes on initial application of IFRS 9	6
Additions			609	285		903		499
Adjustments to project costs						(12)		(8)
Disposals			(17)	(2)		(8)		(43)
Transfers						(6)		609
Impairment						(65)	[2]	0		$ 0
Depreciation						(633)		(598)
Exchange difference						42		(12)
Property, plant and equipment at end of period	8,140		8,684			8,361		8,134	[1]	7,687
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	552		540	552		552		485
Changes on initial application of IFRS 9	0
Additions						0		10
Adjustments to project costs						0		0
Disposals						0		0
Transfers						0		69
Impairment						0
Depreciation						(12)		(12)
Exchange difference						0		0
Property, plant and equipment at end of period	552					540		552		485
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	243		243	243		243		247
Changes on initial application of IFRS 9	0
Additions						3		1
Adjustments to project costs						0		0
Disposals						0		(4)
Transfers						5		13
Impairment						0
Depreciation						(9)		(14)
Exchange difference						1		0
Property, plant and equipment at end of period	243					243		243		247
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,465		6,335	6,465		6,465		6,209
Changes on initial application of IFRS 9	6
Additions						7		2
Adjustments to project costs						0		(5)
Disposals						(1)		(34)
Transfers						265		725
Impairment						0
Depreciation						(442)		(421)
Exchange difference						35		(11)
Property, plant and equipment at end of period	6,471					6,335		6,465		6,209
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1		1	1		1		1
Changes on initial application of IFRS 9	0
Additions						1		0
Adjustments to project costs						0		0
Disposals						0		0
Transfers						0		0
Impairment						0
Depreciation						(1)		0
Exchange difference						0		0
Property, plant and equipment at end of period	1					1		1		1
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7		36	7		7		8
Changes on initial application of IFRS 9	0
Additions						35		3
Adjustments to project costs						0		0
Disposals						0		0
Transfers						0		0
Impairment						0
Depreciation						(6)		(4)
Exchange difference						0		0
Property, plant and equipment at end of period	7					36		7		8
Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	122		45	122		122		134
Changes on initial application of IFRS 9	0
Additions						0		0
Adjustments to project costs						0		0
Disposals						0		0
Transfers						0		0
Impairment						(65)
Depreciation						(12)		(12)
Exchange difference						0		0
Property, plant and equipment at end of period	122					45		122		134
Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	585		667	585		585		510
Changes on initial application of IFRS 9	0
Additions						89		98
Adjustments to project costs						1		3
Disposals						(3)		(4)
Transfers						143		114
Impairment						0
Depreciation						(151)		(135)
Exchange difference						3		(1)
Property, plant and equipment at end of period	585					667		585		510
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	159		494	159		159		93
Changes on initial application of IFRS 9	0
Additions						768		385
Adjustments to project costs						(13)		(6)
Disposals						(4)		(1)
Transfers						(419)		(312)
Impairment						0
Depreciation						0		0
Exchange difference						3		0
Property, plant and equipment at end of period	159					494		159		93
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,589		13,349	12,589		12,589		11,602
Property, plant and equipment at end of period						13,349		12,589		11,602
Cost [member] | Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	675		675	675		675		596
Property, plant and equipment at end of period						675		675		596
Cost [member] | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	389		399	389		389		381
Property, plant and equipment at end of period						399		389		381
Cost [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,161		9,377	9,161		9,161		8,510
Property, plant and equipment at end of period						9,377		9,161		8,510
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7		7	7		7		7
Property, plant and equipment at end of period						7		7		7
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43		63	43		43		40
Property, plant and equipment at end of period						63		43		40
Cost [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	251		252	251		251		251
Property, plant and equipment at end of period						252		251		251
Cost [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,904		2,082	1,904		1,904		1,724
Property, plant and equipment at end of period						2,082		1,904		1,724
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	159		494	159		159		93
Property, plant and equipment at end of period						494		159		93
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,455)		(4,988)	(4,455)		(4,455)		(3,915)
Property, plant and equipment at end of period						(4,988)		(4,455)		(3,915)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(123)		(135)	(123)		(123)		(111)
Property, plant and equipment at end of period						(135)		(123)		(111)
Accumulated amortization [member] | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(146)		(156)	(146)		(146)		(134)
Property, plant and equipment at end of period						(156)		(146)		(134)
Accumulated amortization [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,696)		(3,042)	(2,696)		(2,696)		(2,301)
Property, plant and equipment at end of period						(3,042)		(2,696)		(2,301)
Accumulated amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6)		(6)	(6)		(6)		(6)
Property, plant and equipment at end of period						(6)		(6)		(6)
Accumulated amortization [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(36)		(27)	(36)		(36)		(32)
Property, plant and equipment at end of period						(27)		(36)		(32)
Accumulated amortization [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(129)		(207)	(129)		(129)		(117)
Property, plant and equipment at end of period						(207)		(129)		(117)
Accumulated amortization [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,319)		(1,415)	(1,319)		(1,319)		(1,214)
Property, plant and equipment at end of period						(1,415)		(1,319)		(1,214)
Accumulated amortization [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 0		$ 0	$ 0		0		0
Property, plant and equipment at end of period						$ 0		$ 0		$ 0

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(b).